Condensed Consolidated Interim Statements Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member] Predecessor [Member] NPS Holdings Limited [Member]	Common Stock [Member] Successor [Member]	Redeemable Convertible Shares [Member] Predecessor [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member] Predecessor [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member] Successor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member] NPS Holdings Limited [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member] NPS Holdings Limited [Member]	Retained Earnings (Accumulated Deficit) [Member] Successor [Member]	Total Company Shareholders' Equity [Member] Predecessor [Member] NPS Holdings Limited [Member]	Total Company Shareholders' Equity [Member] Predecessor [Member]	Total Company Shareholders' Equity [Member] Successor [Member]	Noncontrolling Interests [Member] Predecessor [Member] NPS Holdings Limited [Member]	Noncontrolling Interests [Member] Successor [Member]	Predecessor [Member] NPS Holdings Limited [Member]	Successor [Member]	Total
Balance at beginning at Dec. 31, 2017	$ 342,250		$ 27,750	$ 3,345		$ (436)		$ 18,480		$ 391,389	$ 389,429		$ (1,960)
Balance at beginning, shares at Dec. 31, 2017	342,250,000		27,750,000
Net income (loss)								7,617		7,617	6,736		(881)		$ 6,736
Foreign currency translation adjustments						(16)				(16)	(16)				(16)
Conversion of redeemable shares	$ 6,275		$ (6,275)
Conversion of redeemable shares, shares	6,274,566		(6,274,566)
Dividends paid								(48,210)		(48,210)	(48,210)
Amount of provision for Zakat								(766)		(766)	(766)
Balance at end at Jun. 06, 2018	$ 348,525	$ 56,602	$ 21,475	3,345		(452)		(22,879)	$ (4,611)	350,014	347,173	$ 51,991	(2,841)				$ 51,991
Balance at end, shares at Jun. 06, 2018	348,524,566	11,730,425	21,475,434
Balance at beginning at Mar. 31, 2018	$ 348,525		$ 21,475	3,345		(435)		(24,294)		348,616	346,316		(2,300)
Balance at beginning, shares at Mar. 31, 2018	348,524,566		21,475,434
Net income (loss)								1,824		1,824	1,283		(541)		1,283
Foreign currency translation adjustments						(17)				(17)	(17)				$ (17)
Conversion of redeemable shares
Conversion of redeemable shares, shares
Dividends paid
Amount of provision for Zakat								(409)		(409)	(409)
Balance at end at Jun. 06, 2018	$ 348,525	$ 56,602	$ 21,475	$ 3,345		$ (452)		$ (22,879)	(4,611)	$ 350,014	$ 347,173	51,991	$ (2,841)				51,991
Balance at end, shares at Jun. 06, 2018	348,524,566	11,730,425	21,475,434
Net income (loss)									(3,746)			(3,746)		$ (219)		$ (3,965)	(3,965)
Foreign currency translation adjustments
Reclassification of shares previously subject to redemption		$ 165,188										165,188					165,188
Reclassification of shares previously subject to redemption, shares		16,921,700
Redeemed shares		$ (19,380)										(19,380)					(19,380)
Redeemed shares, shares		(1,916,511)
Shares issued to acquire NPS		$ 255,537										255,537					255,537
Shares issued to acquire NPS, shares		25,077,277														70,557,580
Shares issued to acquire GES		$ 288,848										288,848					288,848
Shares issued to acquire GES, shares		28,346,229
Shares issued to related party for loan fee and transaction costs		$ 2,719										2,719					2,719
Shares issued to related party for loan fee and transaction costs, shares		266,809
Shares issued to Backstop Investor		$ 48,294										48,294					48,294
Shares issued to Backstop Investor, shares		4,829,375
Shares issued for IPO underwriting fees		$ 3,737										3,737					3,737
Shares issued for IPO underwriting fees, shares		307,465														16,867,265
Non-controlling interest														(951)			(951)
Acquisition of non-controlling interest during the period									995			995		(995)
Balance at end at Jun. 30, 2018		$ 801,545							(7,362)			794,183		(2,165)			792,018
Balance at end, shares at Jun. 30, 2018		85,562,769
Balance at beginning at Dec. 31, 2018		$ 801,545			$ 1,034		$ 48		28,297			830,924		67			830,991
Balance at beginning, shares at Dec. 31, 2018		85,562,769
Net income (loss)									24,530			24,530				$ 24,530	24,530
Foreign currency translation adjustments																(19)
Acquisition of non-controlling interest during the period					67							67		(67)
Stock-based Compensation					2,113							2,113					2,113
Other					4		(19)					(15)					(15)
Other, shares		33,796
NPS equity earn-out					10,480							10,480					10,480
NPS equity earn-out, shares		1,300,214
Balance at end at Jun. 30, 2019		$ 801,545			13,698		29		52,827			868,099					868,099
Balance at end, shares at Jun. 30, 2019		86,896,779
Balance at beginning at Mar. 31, 2019		$ 801,545			12,322		48		41,472			855,387					855,387
Balance at beginning, shares at Mar. 31, 2019		86,896,779
Net income (loss)									11,356			11,356				11,356	11,356
Foreign currency translation adjustments																$ (19)
Stock-based Compensation					1,373							1,373					1,373
Other					3		(19)		(1)			(17)					(17)
Balance at end at Jun. 30, 2019		$ 801,545			$ 13,698		$ 29		$ 52,827			$ 868,099					$ 868,099
Balance at end, shares at Jun. 30, 2019		86,896,779